Restatement of Previously Issued Financial Statements (Details) - USD ($)		1 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended
		Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Feb. 09, 2021	Dec. 06, 2020	Dec. 31, 2019
Revision Of Prior Period Financial Statements [Line Items]
Class A Ordinary Shares subject to possible redemption		$ 54,105,000	$ 54,105,000				$ 54,105,000
Accumulated deficit		(14,232,000)	(22,290,000)				(22,290,000)			$ (6,269,000)
ALTIMAR ACQUISITION CORP. II [Member]
Revision Of Prior Period Financial Statements [Line Items]
Class A Ordinary Shares subject to possible redemption			345,000,000	$ 345,000,000	$ 345,000,000	$ 345,000,000	345,000,000	$ 345,000,000
Class A Ordinary Shares								0
Additional paid-in capital		24,137	0				0	0
Accumulated deficit		(5,000)	(30,894,714)	(33,497,231)	(47,375,919)	(33,497,231)	(30,894,714)	(39,649,671)
Total shareholders' equity (deficit)		$ 20,000	$ (30,893,851)	$ (33,496,368)	(47,375,056)	(33,496,368)	$ (30,893,851)	(39,648,808)	$ 0
Initial classification of Class A Ordinary Shares subject to possible redemption					0	0
Change in value of Class A ordinary shares subject to possible redemption					$ 0	$ 0
Weighted average shares outstanding (in shares)	[1]	7,500,000
Basic and diluted net income (loss) per ordinary shares		$ 0.00
Redeemable Class A Ordinary Shares [Member] | ALTIMAR ACQUISITION CORP. II [Member]
Revision Of Prior Period Financial Statements [Line Items]
Weighted average shares outstanding (in shares)			34,500,000	34,500,000	19,550,000	27,066,298	29,571,429
Basic and diluted net income (loss) per ordinary shares			$ 0.06	$ 0.32	$ (0.57)	$ (0.05)	$ 0.02
Non Redeemable Class B Ordinary Shares [Member] | ALTIMAR ACQUISITION CORP. II [Member]
Revision Of Prior Period Financial Statements [Line Items]
Weighted average shares outstanding (in shares)			8,625,000	8,625,000	8,125,000	8,376,381	8,460,165
Basic and diluted net income (loss) per ordinary shares			$ 0.06	$ 0.32	$ (0.57)	$ (0.05)	$ 0.02
Previously Reported [Member] | ALTIMAR ACQUISITION CORP. II [Member]
Revision Of Prior Period Financial Statements [Line Items]
Class A Ordinary Shares subject to possible redemption				$ 306,503,630	$ 292,624,940	$ 306,503,630		300,351,190
Class A Ordinary Shares				385	524	385		446
Additional paid-in capital				6,850,719	20,729,270	6,850,719		13,003,096
Accumulated deficit				(1,851,965)	(15,730,653)	(1,851,965)		(8,004,403)
Total shareholders' equity (deficit)				$ 5,000,002	5,000,004	5,000,002		5,000,002
Initial classification of Class A Ordinary Shares subject to possible redemption					300,351,190	300,351,192
Change in value of Class A ordinary shares subject to possible redemption					$ (7,726,250)	$ 6,152,436
Previously Reported [Member] | Redeemable Class A Ordinary Shares [Member] | ALTIMAR ACQUISITION CORP. II [Member]
Revision Of Prior Period Financial Statements [Line Items]
Weighted average shares outstanding (in shares)				34,500,000	34,500,000	34,500,000
Basic and diluted net income (loss) per ordinary shares				$ 0	$ 0	$ 0
Previously Reported [Member] | Non Redeemable Class B Ordinary Shares [Member] | ALTIMAR ACQUISITION CORP. II [Member]
Revision Of Prior Period Financial Statements [Line Items]
Weighted average shares outstanding (in shares)				8,625,000	8,125,000	8,376,381
Basic and diluted net income (loss) per ordinary shares				$ 1.61	$ (1.94)	$ (0.22)
Revision of Prior Period, Adjustment [Member] | ALTIMAR ACQUISITION CORP. II [Member]
Revision Of Prior Period Financial Statements [Line Items]
Class A Ordinary Shares subject to possible redemption				$ 38,496,370	$ 52,375,060	$ 38,496,370		44,648,810
Class A Ordinary Shares				(385)	(524)	(385)		(446)
Additional paid-in capital				(6,850,719)	(20,729,270)	(6,850,719)		(13,003,096)
Accumulated deficit				(31,645,266)	(31,645,266)	(31,645,266)		(31,645,268)
Total shareholders' equity (deficit)				$ (38,496,370)	(52,375,060)	(38,496,370)		$ (44,648,810)
Initial classification of Class A Ordinary Shares subject to possible redemption					(300,351,190)	(300,351,192)
Change in value of Class A ordinary shares subject to possible redemption					$ 7,726,250	$ (6,152,436)
Revision of Prior Period, Adjustment [Member] | Redeemable Class A Ordinary Shares [Member] | ALTIMAR ACQUISITION CORP. II [Member]
Revision Of Prior Period Financial Statements [Line Items]
Weighted average shares outstanding (in shares)				0	(14,950,000)	(7,433,702)
Basic and diluted net income (loss) per ordinary shares				$ 0.32	$ (0.57)	$ (0.05)
Revision of Prior Period, Adjustment [Member] | Non Redeemable Class B Ordinary Shares [Member] | ALTIMAR ACQUISITION CORP. II [Member]
Revision Of Prior Period Financial Statements [Line Items]
Weighted average shares outstanding (in shares)				0	0	0
Basic and diluted net income (loss) per ordinary shares				$ (1.29)	$ 1.37	$ 0.17

[1]	Includes an aggregate of up to 1,125,000 shares of Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).